John Hancock
Emerging Markets Debt Fund
Quarterly portfolio holdings 5/31/2024

Fund’s investments
As of 5-31-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 47.2%					$545,161,744
(Cost $617,251,879)
Angola 0.7%					8,088,882
Republic of Angola
Bond	8.750	04-14-32		5,500,000	4,925,382
Bond (A)	9.125	11-26-49		3,000,000	2,497,500
Bond	9.125	11-26-49		800,000	666,000
Argentina 2.0%					22,852,758
Provincia de Buenos Aires
Bond (6.375% to 9-1-24, then 6.625% thereafter) (A)	6.375	09-01-37		10,493,718	4,617,236
Bond (6.375% to 9-1-24, then 6.625% thereafter)	6.375	09-01-37		2,945,100	1,295,844
Provincia de Rio Negro
Bond (A)	6.875	03-10-28		2,188,543	1,488,209
Republic of Argentina
Bond (3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	3.625	07-09-35		35,207,840	15,451,469
Bahrain 2.5%					29,380,478
Kingdom of Bahrain
Bond (A)	5.250	01-25-33		6,000,000	5,356,392
Bond	5.250	01-25-33		1,800,000	1,606,918
Bond	6.750	09-20-29		4,400,000	4,451,691
Bond (A)	7.375	05-14-30		8,700,000	9,067,227
Bond	7.375	05-14-30		2,500,000	2,605,060
Bond (A)	7.750	04-18-35		4,650,000	4,837,190
Bond	7.750	04-18-35		1,400,000	1,456,000
Brazil 1.9%					21,906,234
Federative Republic of Brazil
Note	10.000	01-01-27	BRL	113,000,000	21,906,234
Colombia 2.0%					23,282,833
Republic of Colombia
Bond	3.125	04-15-31		10,070,000	7,882,381
Bond	5.000	06-15-45		8,900,000	6,224,728
Bond	5.200	05-15-49		3,900,000	2,733,161
Bond	7.500	02-02-34		6,500,000	6,442,563
Costa Rica 0.6%					6,938,475
Republic of Costa Rica
Bond (A)	7.300	11-13-54		5,200,000	5,385,085
Bond	7.300	11-13-54		1,500,000	1,553,390
Dominican Republic 2.3%					26,798,575
Government of Dominican Republic
Bond (A)	5.300	01-21-41		5,000,000	4,227,308
Bond	5.300	01-21-41		1,400,000	1,183,482
Bond (A)	5.875	01-30-60		5,350,000	4,523,772
Bond	5.875	01-30-60		3,500,000	2,960,816
Bond (A)	5.950	01-25-27		1,500,000	1,486,499
Bond	5.950	01-25-27		1,600,000	1,585,599
Bond	6.850	01-27-45		7,500,000	7,342,286
Bond	6.875	01-29-26		800,000	809,000
Bond (A)	6.875	01-29-26		2,650,000	2,679,813
Ecuador 1.1%					12,583,045
Republic of Ecuador
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Ecuador (continued)
Bond (2.500% to 7-31-24, then 5.000% to 7-31-26, then 5.500% to 7-31-27, then 6.000% to 7-31-28, then 6.500% to 7-31-29, then 6.900% thereafter)	2.500	07-31-40		13,500,000	$6,243,750
Bond (3.500% to 7-31-24, then 5.500% to 7-31-25, then 6.900% thereafter)	3.500	07-31-35		12,400,000	6,339,295
Egypt 5.1%					59,144,563
Arab Republic of Egypt
Bill (B)	25.733	03-18-25	EGP	1,364,000,000	23,979,475
Bond (A)	3.875	02-16-26		5,000,000	4,648,400
Bond	3.875	02-16-26		1,400,000	1,302,000
Bond (A)	5.875	06-11-25		3,000,000	2,943,750
Bond	5.875	06-11-25		800,000	785,000
Bond (A)	7.500	01-31-27		3,700,000	3,612,791
Bond	7.500	01-31-27		900,000	878,787
Bond (A)	7.903	02-21-48		9,200,000	6,831,000
Bond	7.903	02-21-48		5,100,000	3,786,750
Bond	8.500	01-31-47		5,700,000	4,439,160
Bond (A)	8.875	05-29-50		6,000,000	4,815,000
Bond	8.875	05-29-50		1,400,000	1,122,450
El Salvador 0.6%					6,502,751
Republic of El Salvador
Bond (C)	6.375	01-18-27		1,741,000	1,523,527
Bond (C)	9.500	07-15-52		6,400,000	4,979,224
Ghana 0.7%					8,584,219
Republic of Ghana
Bond	7.625	05-16-29		4,275,000	2,178,070
Bond (A)	7.875	02-11-35		1,200,000	615,072
Bond	7.875	02-11-35		400,000	205,048
Bond	8.125	01-18-26		4,050,000	2,103,368
Bond	8.950	03-26-51		6,800,000	3,482,661
Hungary 2.0%					22,797,964
Republic of Hungary
Bond (A)	5.500	03-26-36		7,300,000	6,945,950
Bond (A)	6.125	05-22-28		2,800,000	2,846,206
Bond	6.125	05-22-28		800,000	813,205
Bond	6.250	09-22-32		11,930,000	12,192,603
Indonesia 0.3%					3,452,606
Republic of Indonesia
Bond	6.625	02-17-37		3,121,000	3,452,606
Iraq 0.5%					5,714,996
Republic of Iraq
Bond	5.800	01-15-28		6,039,000	5,714,996
Ivory Coast 0.9%					9,977,169
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	8,350,000	7,678,282
Bond	4.875	01-30-32	EUR	2,500,000	2,298,887
Jordan 0.9%					10,999,384
Hashemite Kingdom of Jordan
Bond	7.500	01-13-29		11,000,000	10,999,384
Kenya 0.6%					6,801,168
Republic of Kenya
Bond (A)	8.000	05-22-32		3,000,000	2,735,640
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

	Rate (%)	Maturity date	Par value^	Value
Kenya (continued)
Bond	8.000	05-22-32	800,000	$729,704
Bond (A)	8.250	02-28-48	3,100,000	2,585,264
Bond	8.250	02-28-48	900,000	750,560
Morocco 0.5%				5,654,750
Kingdom of Morocco
Bond (A)(C)	4.000	12-15-50	6,500,000	4,375,826
Bond	4.000	12-15-50	1,900,000	1,278,924
Nigeria 2.2%				25,104,918
Federal Republic of Nigeria
Bond	7.625	11-28-47	3,250,000	2,427,867
Bond (A)	7.696	02-23-38	2,600,000	2,051,462
Bond	7.696	02-23-38	800,000	631,219
Bond (A)	7.875	02-16-32	2,000,000	1,762,068
Bond	7.875	02-16-32	6,500,000	5,726,721
Bond (A)	8.375	03-24-29	5,500,000	5,237,859
Bond	8.375	03-24-29	1,600,000	1,523,914
Bond	9.248	01-21-49	6,400,000	5,743,808
Oman 0.7%				8,353,888
Sultanate of Oman
Bond (A)	7.000	01-25-51	6,250,000	6,485,938
Bond	7.000	01-25-51	1,800,000	1,867,950
Panama 1.8%				20,948,362
Republic of Panama
Bond	2.252	09-29-32	9,500,000	6,756,393
Bond	6.700	01-26-36	3,950,000	3,782,614
Bond	6.853	03-28-54	3,700,000	3,322,582
Bond	6.875	01-31-36	7,350,000	7,086,773
Poland 0.7%				7,565,090
Republic of Poland
Bond	4.875	10-04-33	3,920,000	3,780,056
Bond	5.500	04-04-53	3,920,000	3,785,034
Qatar 2.2%				25,619,431
State of Qatar
Bond (A)	4.817	03-14-49	10,000,000	9,092,420
Bond	4.817	03-14-49	12,500,000	11,357,675
Bond (A)	5.103	04-23-48	4,250,000	4,031,134
Bond	5.103	04-23-48	1,200,000	1,138,202
Romania 2.1%				23,866,974
Government of Romania
Bond	3.625	03-27-32	7,240,000	6,079,269
Bond	6.625	02-17-28	5,820,000	5,940,649
Bond	7.125	01-17-33	11,300,000	11,847,056
Saudi Arabia 3.8%				44,074,664
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33	7,760,000	6,140,410
Bond	2.250	02-02-33	2,300,000	1,819,737
Bond (A)	5.000	01-18-53	12,600,000	10,998,565
Bond	5.000	01-18-53	3,600,000	3,141,454
Bond (A)	5.250	01-16-50	18,650,000	17,111,748
Bond	5.250	01-16-50	5,300,000	4,862,750
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Senegal 0.2%				$2,613,052
Republic of Senegal
Bond (A)	6.250	05-23-33	1,600,000	1,348,672
Bond	6.250	05-23-33	1,500,000	1,264,380
South Africa 1.7%				19,538,764
Republic of South Africa
Bond	4.300	10-12-28	4,300,000	3,850,014
Bond	5.875	04-20-32	10,300,000	9,257,125
Bond	7.300	04-20-52	7,500,000	6,431,625
Sri Lanka 0.5%				5,545,921
Republic of Sri Lanka
Bond	6.750	04-18-28	9,500,000	5,545,921
Turkey 5.0%				57,518,176
Istanbul Metropolitan Municipality
Bond (A)(C)	6.375	12-09-25	8,150,000	7,980,988
Bond	6.375	12-09-25	2,400,000	2,349,693
Bond (A)	10.500	12-06-28	4,750,000	5,091,981
Bond	10.500	12-06-28	1,400,000	1,500,660
Republic of Turkey
Bond	4.250	04-14-26	3,200,000	3,077,120
Bond	5.875	06-26-31	12,900,000	11,823,521
Bond	5.950	01-15-31	6,400,000	5,913,088
Bond	6.000	01-14-41	24,050,000	19,781,125
Ukraine 0.8%				9,744,185
Republic of Ukraine
Bond (A)(D)	7.253	03-15-35	22,800,000	6,117,240
Bond (D)	7.253	03-15-35	6,800,000	1,818,320
GDP-Linked Bond (E)*	7.750	08-01-41	3,500,000	1,808,625
Venezuela 0.3%				3,207,469
Republic of Venezuela
Bond (D)	7.650	04-21-25	20,000,000	3,207,469

Corporate bonds 49.0%				$565,321,585
(Cost $638,949,212)
Bermuda 0.1%				1,056,176
Investment Energy Resources, Ltd.	6.250	04-26-29	1,100,000	1,056,176
Brazil 2.2%				25,230,009
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	6,091,609
Globo Comunicacao e Participacoes SA	4.875	01-22-30	2,000,000	1,765,808
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32	3,000,000	2,638,693
Globo Comunicacao e Participacoes SA	5.500	01-14-32	800,000	703,633
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	5,704,509	5,133,619
MC Brazil Downstream Trading SARL	7.250	06-30-31	1,426,127	1,287,505
Odebrecht Holdco Finance, Ltd. (A)(B)	21.639	09-10-58	1,671,394	1,839
Odebrecht Holdco Finance, Ltd. (B)	21.639	09-10-58	1,396,835	1,537
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(F)	0.000	07-02-24	253,378	17,103
OEC Finance, Ltd. (1.653% Cash and 5.395% PIK)	7.048	12-27-33	1,426,287	81,298
OEC Finance, Ltd. (7.500% Cash or 10.500% PIK) (A)(F)	7.500	07-01-24	1,912,777	117,636
Petrobras Global Finance BV	6.850	06-05-15	8,376,000	7,389,729
Canada 0.3%				3,635,250
St. Marys Cement, Inc. (A)(C)	5.750	04-02-34	3,700,000	3,635,250
Chile 2.2%				25,294,537
Antofagasta PLC (A)	6.250	05-02-34	4,900,000	5,021,520
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

	Rate (%)	Maturity date	Par value^	Value
Chile (continued)
Colbun SA (C)	3.950	10-11-27	5,200,000	4,958,420
Corp. Nacional del Cobre de Chile	4.500	08-01-47	7,200,000	5,618,460
Corp. Nacional del Cobre de Chile (A)	5.125	02-02-33	4,800,000	4,518,401
Corp. Nacional del Cobre de Chile	5.125	02-02-33	5,500,000	5,177,736
China 0.7%				$7,696,890
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	8,035,000	7,696,890
Colombia 1.0%				11,538,925
Ecopetrol SA	5.875	05-28-45	12,500,000	8,977,675
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	1,963,625
Empresas Publicas de Medellin ESP	4.250	07-18-29	700,000	597,625
Costa Rica 1.1%				12,229,005
Instituto Costarricense de Electricidad	6.375	05-15-43	13,980,000	12,229,005
Dominican Republic 1.0%				11,325,990
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	1,450,000	1,453,335
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	9,850,000	9,872,655
Guatemala 0.9%				10,087,904
CT Trust (A)	5.125	02-03-32	5,600,000	4,858,786
CT Trust	5.125	02-03-32	1,600,000	1,388,551
Investment Energy Resources, Ltd. (A)	6.250	04-26-29	4,000,000	3,840,567
Hong Kong 0.5%				5,451,875
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	5,100,000	5,451,875
India 2.8%				32,157,266
Adani Green Energy UP, Ltd. (A)	6.700	03-12-42	7,500,000	6,977,110
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	3,476,368
Adani Ports & Special Economic Zone, Ltd.	3.100	02-02-31	1,300,000	1,015,094
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	3,751,484
Adani Ports & Special Economic Zone, Ltd.	4.200	08-04-27	1,200,000	1,097,995
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,066,650
Adani Ports & Special Economic Zone, Ltd.	4.375	07-03-29	1,000,000	876,186
IRB Infrastructure Developers, Ltd. (A)	7.110	03-11-32	5,100,000	5,055,375
JSW Hydro Energy, Ltd.	4.125	05-18-31	3,344,000	2,907,577
Shriram Finance, Ltd. (A)	6.625	04-22-27	3,950,000	3,933,427
Indonesia 6.7%				77,631,754
Freeport Indonesia PT (C)	6.200	04-14-52	12,200,000	11,725,488
Indika Energy Tbk PT (A)	8.750	05-07-29	5,800,000	5,835,345
Indonesia Asahan Aluminium PT	5.450	05-15-30	6,900,000	6,738,843
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	5,790,050
Pertamina Persero PT	4.700	07-30-49	2,000,000	1,654,300
Pertamina Persero PT	6.000	05-03-42	14,700,000	14,571,375
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	14,174,875
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	8,799,024
Pertamina Persero PT	6.450	05-30-44	2,400,000	2,484,430
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875	07-17-49	7,200,000	5,858,024
Luxembourg 2.7%				31,257,247
Ambipar Lux Sarl (A)(C)	9.875	02-06-31	10,300,000	9,953,443
Foresea Holding SA (A)(C)	7.500	06-15-30	164,787	153,616
Millicom International Cellular SA (A)	4.500	04-27-31	758,000	651,584
Millicom International Cellular SA	4.500	04-27-31	200,000	171,987
Millicom International Cellular SA (A)	5.125	01-15-28	5,220,000	4,943,034
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Luxembourg (continued)
Millicom International Cellular SA (C)	5.125	01-15-28	1,350,000	1,278,498
Raizen Fuels Finance SA (A)	6.950	03-05-54	3,000,000	3,025,740
Rede D’or Finance Sarl (A)	4.500	01-22-30	4,265,000	3,809,005
Rede D’or Finance Sarl	4.500	01-22-30	1,200,000	1,072,041
Simpar Europe SA (A)	5.200	01-26-31	5,920,000	4,773,984
Simpar Europe SA	5.200	01-26-31	1,766,000	1,424,315
Mauritius 0.6%				$7,000,525
Diamond II, Ltd.	7.950	07-28-26	3,100,000	3,129,775
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,900,000	3,870,750
Mexico 9.5%				109,849,205
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(F)	7.500	06-27-29	2,200,000	2,166,674
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (F)	7.500	06-27-29	1,630,000	1,605,595
Braskem Idesa SAPI (A)	6.990	02-20-32	4,790,000	3,561,135
Braskem Idesa SAPI	6.990	02-20-32	5,200,000	3,865,950
Cemex SAB de CV (A)	3.875	07-11-31	7,750,000	6,803,610
Cemex SAB de CV	3.875	07-11-31	2,200,000	1,930,278
Credito Real SAB de CV (D)(F)	9.125	11-29-27	3,500,000	350
Credito Real SAB de CV (A)(D)	9.500	02-07-26	11,760,000	1,117,200
Metalsa Sapi de CV (C)	3.750	05-04-31	12,300,000	9,999,364
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	6,031,487
Mexico City Airport Trust (C)	5.500	10-31-46	2,000,000	1,700,973
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	5,854,965
Mexico City Airport Trust	5.500	07-31-47	7,200,000	6,109,528
Petroleos Mexicanos	6.625	06-15-35	14,080,000	10,820,560
Petroleos Mexicanos	7.690	01-23-50	34,000,000	24,766,290
Petroleos Mexicanos	8.750	06-02-29	6,700,000	6,577,346
Petroleos Mexicanos (A)	10.000	02-07-33	5,000,000	5,046,315
Petroleos Mexicanos (C)	10.000	02-07-33	1,600,000	1,614,821
Trust Fibra Uno (A)	6.950	01-30-44	6,600,000	5,791,665
Trust Fibra Uno (C)	6.950	01-30-44	1,670,000	1,465,520
Trust Fibra Uno (A)	7.375	02-13-34	2,550,000	2,530,829
Unifin Financiera SAB de CV (A)(D)	8.375	01-27-28	11,500,000	488,750
Morocco 0.8%				8,925,100
OCP SA	3.750	06-23-31	5,000,000	4,217,400
OCP SA	6.875	04-25-44	5,000,000	4,707,700
Netherlands 3.0%				35,157,548
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	9,902,662
Braskem Netherlands Finance BV	4.500	01-10-28	3,000,000	2,663,864
Coruripe Netherlands BV (C)	10.000	02-10-27	5,350,000	4,749,866
Metinvest BV	7.750	10-17-29	8,300,000	5,469,700
Prosus NV (A)	4.027	08-03-50	8,870,000	5,832,830
Prosus NV	4.027	08-03-50	2,600,000	1,705,026
Yinson Boronia Production BV (A)	8.947	07-31-42	4,800,000	4,833,600
Panama 0.3%				3,748,042
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	3,377,959	2,915,144
AES Panama Generation Holdings SRL	4.375	05-31-30	965,131	832,898
Paraguay 0.3%				3,104,000
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	2,500,000	2,425,000
Telefonica Celular del Paraguay SA	5.875	04-15-27	700,000	679,000
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

	Rate (%)	Maturity date		Par value^	Value
Peru 4.0%					$45,803,275
Atlantica Transmision Sur SA (A)	6.875	04-30-43		5,715,000	5,939,600
Atlantica Transmision Sur SA	6.875	04-30-43		941,832	978,846
Banco BBVA Peru SA (6.200% to 6-7-29, then 5 Year CMT + 2.002%) (A)	6.200	06-07-34		6,900,000	6,829,275
Cia de Minas Buenaventura SAA (A)	5.500	07-23-26		4,000,000	3,836,900
Cia de Minas Buenaventura SAA	5.500	07-23-26		1,100,000	1,060,034
Consorcio Transmantaro SA (A)	5.200	04-11-38		5,000,000	4,640,918
Consorcio Transmantaro SA	5.200	04-11-38		1,500,000	1,391,927
InRetail Consumer (A)	3.250	03-22-28		6,000,000	5,422,277
InRetail Consumer	3.250	03-22-28		1,800,000	1,627,026
Petroleos del Peru SA (A)	5.625	06-19-47		9,180,000	5,545,777
Petroleos del Peru SA	5.625	06-19-47		7,100,000	4,293,814
Volcan Cia Minera SAA (A)	4.375	02-11-26		6,000,000	4,236,881
Saudi Arabia 0.4%					4,819,375
Gaci First Investment Company	5.375	01-29-54		5,500,000	4,819,375
Singapore 1.7%					19,812,735
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39		5,541,724	5,514,253
LLPL Capital Pte, Ltd.	6.875	02-04-39		1,316,140	1,309,617
Medco Bell Pte, Ltd. (A)	6.375	01-30-27		5,522,000	5,400,910
Medco Bell Pte, Ltd.	6.375	01-30-27		1,600,000	1,564,914
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		4,685,000	4,714,778
Medco Oak Tree Pte, Ltd.	7.375	05-14-26		1,300,000	1,308,263
South Africa 0.5%					6,244,875
Eskom Holdings SOC, Ltd.	8.450	08-10-28		6,300,000	6,244,875
Supranational 1.0%					11,206,767
European Bank for Reconstruction & Development	5.000	01-27-25	BRL	60,700,000	11,206,767
Thailand 0.7%					8,373,884
PTTEP Treasury Center Company, Ltd.	6.350	06-12-42		1,523,000	1,640,513
PTTEP Treasury Center Company, Ltd. (A)(C)	6.350	06-12-42		2,600,000	2,800,613
Thaioil Treasury Center Company, Ltd. (A)	3.750	06-18-50		2,000,000	1,413,595
Thaioil Treasury Center Company, Ltd.	3.750	06-18-50		600,000	424,079
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48		1,800,000	1,639,631
Thaioil Treasury Center Company, Ltd.	5.375	11-20-48		500,000	455,453
Togo 0.5%					5,213,483
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27		4,200,000	3,981,205
Banque Ouest Africaine de Developpement	5.000	07-27-27		1,300,000	1,232,278
United Kingdom 1.8%					21,307,130
IHS Holding, Ltd. (A)(C)	6.250	11-29-28		5,800,000	5,176,500
IHS Holding, Ltd.	6.250	11-29-28		1,700,000	1,517,250
Liquid Telecommunications Financing PLC (A)	5.500	09-04-26		6,000,000	3,966,240
Liquid Telecommunications Financing PLC	5.500	09-04-26		1,700,000	1,123,768
MARB BondCo PLC (A)	3.950	01-29-31		9,000,000	7,325,671
MARB BondCo PLC	3.950	01-29-31		2,700,000	2,197,701
United States 1.4%					16,745,595
ATP Tower Holdings LLC (A)	4.050	04-27-26		2,000,000	1,874,817
ATP Tower Holdings LLC	4.050	04-27-26		600,000	562,622
Kosmos Energy, Ltd. (A)(C)	7.750	05-01-27		3,200,000	3,116,596
Kosmos Energy, Ltd.	7.750	05-01-27		900,000	876,824
Sasol Financing USA LLC	5.500	03-18-31		12,500,000	10,314,736
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Venezuela 0.3%				$3,417,218
Petroleos de Venezuela SA (D)	6.000	11-15-26	28,450,000	3,417,218

	Shares	Value
Common stocks 0.1%		$758,593
(Cost $6,135,046)
Canada 0.1%		406,131
Frontera Energy Corp. (E)	62,290	406,131
Luxembourg 0.0%		352,462
FORESEA Holding SA, Class B (A)(E)	1,602	35,244
FORESEA Holding SA, Class C (A)(E)	14,419	317,218

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 6.6%				$76,273,810
(Cost $76,281,153)
U.S. Government Agency 2.1%				24,598,295
Federal Agricultural Mortgage Corp. Discount Note	5.210	06-03-24	9,168,000	9,164,012
Federal Home Loan Bank Discount Note	5.200	06-03-24	15,441,000	15,434,283

	Yield (%)	Shares	Value
Short-term funds 4.5%			51,675,515
John Hancock Collateral Trust (G)	5.2280(H)	5,169,257	51,675,515

Total investments (Cost $1,338,617,290) 102.9%	$1,187,515,732
Other assets and liabilities, net (2.9%)	(33,694,780)
Total net assets 100.0%	$1,153,820,952

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $456,742,759 or 39.6% of the fund’s net assets as of 5-31-24.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $50,667,046.
(D)	Non-income producing - Issuer is in default.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 5-31-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 5-31-24:
Foreign government obligations	47.2%
Energy	15.0%
Materials	8.9%
Utilities	6.3%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

Industrials	5.8%
Financials	5.4%
Communication services	3.7%
Consumer staples	1.8%
Consumer discretionary	1.5%
Health care	0.4%
Information technology	0.3%
Short-term investments and other	3.7%
TOTAL	100.0%
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	689	Long	Sep 2024	$75,118,437	$75,079,469	$(38,968)
						$(38,968)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
TRY	884,143,530	USD	25,030,000	CITI	7/17/2024	$1,319,282	—
TRY	203,925,000	USD	6,000,000	MSI	7/17/2024	77,381	—
USD	61,000,000	CNY	440,571,975	JPM	7/17/2024	—	$(927,809)
USD	9,635,473	EUR	8,940,000	MSI	7/17/2024	—	(84,163)
USD	35,200,000	MXN	594,836,387	MSI	7/17/2024	384,496	—
						$1,781,159	$(1,011,972)

Derivatives Currency Abbreviations
CNY	Chinese Yuan Renminbi
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	11

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$545,161,744	—	$545,161,744	—
Corporate bonds	565,321,585	—	565,321,585	—
Common stocks	758,593	$406,131	352,462	—
Short-term investments	76,273,810	51,675,515	24,598,295	—
Total investments in securities	$1,187,515,732	$52,081,646	$1,135,434,086	—
Derivatives:
Assets
Forward foreign currency contracts	$1,781,159	—	$1,781,159	—
Liabilities
Futures	(38,968)	$(38,968)	—	—
Forward foreign currency contracts	(1,011,972)	—	(1,011,972)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	5,169,257	$5,786,747	$114,108,451	$(68,209,666)	$(5,128)	$(4,889)	$214,784	—	$51,675,515
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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